Average Annual Total Returns{- Fidelity Freedom® 2035 Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-16 - Fidelity Freedom® 2035 Fund	Fidelity Freedom 2035 Fund - Retail Class Return Before Taxes Past 1 year	Fidelity Freedom 2035 Fund - Retail Class Return Before Taxes Past 5 years	Fidelity Freedom 2035 Fund - Retail Class Return Before Taxes Past 10 years	Fidelity Freedom 2035 Fund - Retail Class After Taxes on Distributions Past 1 year	Fidelity Freedom 2035 Fund - Retail Class After Taxes on Distributions Past 5 years	Fidelity Freedom 2035 Fund - Retail Class After Taxes on Distributions Past 10 years	Fidelity Freedom 2035 Fund - Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom 2035 Fund - Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Freedom 2035 Fund - Retail Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0552 Past 1 year	F0552 Past 5 years	F0552 Past 10 years
Total	14.35%	13.24%	11.42%	10.87%	11.17%	9.66%	9.98%	10.10%	8.86%	28.71%	18.47%	16.55%	14.02%	13.23%	11.89%